Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
(5) Related Party Transactions
During the year ended December 31, 2023, the Company distributed to BT Assets 112.4 LTC and 7.5 ETH with a total cost basis of $0.02 million. During the year ended December 31, 2022, the Company distributed to BT Assets 2,760 ETH with a total cost basis of $4.6 million. Total cash distributions made to BT Assets during the year ended December 31, 2023 and December 31, 2022 were $15.0 million and $11.4 million, respectively and are classified as cash outflows from financing activities in the Consolidated Statements of Cash Flows. The total cash and non-cash
distributions are reflected in the consolidated Statement of Changes in Stockholders’ Equity and Member’s Equity.
At the closing of the Merger, the Company entered into the Tax Receivable Agreement with by and among Bitcoin Depot Inc, HoldCo, and BT Assets. Pursuant to the Tax Receivable Agreement, the Company is generally required to pay BT Assets 85% of the amount of savings, if any, in U.S. federal, state, local, and foreign income taxes that the Company realizes, or in certain circumstances are deemed to realize. See Note 18.
Income Taxes
for further discussion.
In connection with the closing of the Merger, the Company entered into separate indemnification agreements with its directors and executive officers. These agreements, among other things, require the Company to indemnify its directors and executive officers for certain costs, charges and expenses, including attorneys’ fees, judgments, fines and settlement amounts, reasonably incurred by a director or executive officer in any action or proceeding because of their association with the Company or any of its subsidiaries. No amounts have been recognized related to these agreements as of December 31, 2023.
On September 28, 2023, the Company entered into an advisory agreement with SPAC Advisory Partners, LLC (“SAP”). The agreement is for capital markets advice. SAP is managed by the same investment professionals that managed GSRM prior to the Merger. Total fees associated with their advisory services on a success basis is $0.3 million and are recorded in selling, general and administrative expenses in the consolidated Statements of Income.